Cover	Jul. 22, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002119218
Document Period End Date	Jul. 22, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2604
Smid Dividend Strength Portfolio Series 26 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in dividend-paying equity securities of small- and mid-capitalization companies. The sponsor uses Russell Investment’s designations of market capitalization when selecting securities. The trust intends to invest in companies that have historically increased their dividends. The sponsor believes that dividends are often a good indicator of a corporation’s current financial condition and, furthermore, may signal management’s belief in a profitable future for the corporation. As a result of this strategy, the trust invests significantly in the financial sector.
Us High Dividend Strategy Portfolio Series 61 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in dividend-paying common stocks of U.S. incorporated companies. The trust seeks to provide dividend income that is greater than its benchmark, the S&P 500 Index. The sponsor, with the assistance of Guggenheim Partners Investment Management, LLC (“GPIM”), an affiliate of Guggenheim Partners, LLC, has selected the securities to be included in the trust’s portfolio. The sponsor and GPIM believe that companies that distribute significant dividends on a consistent basis generally demonstrate strong financial strength and positive performance relative to their peers. The U.S.-listed common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies. The trust will invest in securities of companies with mid- and large market capitalization and may invest in real estate investment trusts. As a result of this strategy, the trust invests significantly in the real estate sector.